Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization
Organization

1. Organization

On March 7, 2023, the Company changed its name to Airship AI Holdings, Inc. from Super Simple AI, Inc. Airship AI Holdings, Inc. (the “Company” or “Airship”) is a holding company that executes business through its wholly owned subsidiary, Airship AI, Inc. Prior to the formation of Super Simple AI, Inc. in 2022, the Company operated as Airship AI, Inc. (formerly known as JDL Digital Systems, Inc.) Super Simple AI, Inc. was formed in January 2022 through a share exchange with JDL Digital System. JDL Digital Systems, Inc. was incorporated under the laws of the State of Washington on June 30, 2003.

The Company has historically enabled government and commercial customers, through a combination of hardware, software, including artificial intelligence (“AI”) and service offerings to manage existing and emerging physical security challenges through a secure single-pane-of-glass Common Operational Picture (COP), connecting a wide range of sensors and edge Internet of Things (“IoT”) devices across disparate networks, environments, and geographic locations to a single consolidated location.

The Company employed forty seven employees as of September 30, 2023 and is headquartered in Redmond, WA and is supported by a growing team at its Customer Center of Excellence located in Charlotte, NC as of January 2021. The Company employed seven research and development personnel in Taiwan as of September 30, 2023.

The Company’s products appeal to customers whose business operations are geographically diverse, providing essential goods and services, requiring physical security solutions that are tailored to their unique physical security requirements. Airship further appeals to customers who want to choose the right tool for the job (or tailor the tool to fit the job), rather than have to operate based on the tools that are commercially available to them.

The Company has historically promoted its goods and services through very select marketing and advertising channels, most of which are closed to the general public and or are limited in their focus to customers specifically looking for solutions in the physical security and video surveillance arena.

The Company’s initial software application is now further evolving into an enterprise grade solution addressing a broadened data management lifecycle, starting at the edge. Edge Cloud Computing is being increasingly viewed as a key enabler and technology necessity.

During 2020, the Company’s two main owners started a new business, Zeppelin Worldwide, Inc. and its subsidiary, Zeppelin Taiwan, Ltd. (together “Zeppelin”). Zeppelin’s focus is on the development of cloud-based products. Zeppelin was considered a variable interest entity (VIE) and is consolidated with the Company. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and Zeppelin became a wholly owned subsidiary. The transaction had no impact on the unaudited consolidated financial statements for the nine months ended September 30, 2023 other than $1.1 million Advance to Founders and the $1.1 million Payable to Founders are now eliminated.

Business Combination with BYTE Acquisition Corp. (“BYTE”)

On March 10, 2023, BYTE issued a press release announcing that it has entered into a non-binding letter of intent for a business combination with Airship AI Holdings, Inc. Airship AI, a robust AI-driven edge video, sensor and data management platform for government agencies and enterprises that gathers unstructured data from surveillance cameras and sensors, applies artificial intelligence (“AI”) analytics, and provides visualization tools to improve decision making in mission critical environments. Under the terms of the LOI, BYTE and Airship AI would become a combined entity, with Airship AI’s existing equity holders rolling 100% of their equity into the combined public company.

On June 27, 2023, BYTE Acquisition Corp. (“BYTS” or “Parent”), a Cayman Islands exempted company (which shall de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation prior to the Closing Date, entered into a merger agreement, by and among BYTS, BYTE Merger Sub Inc., a Washington corporation and a direct, wholly owned subsidiary of BYTS (“Merger Sub”), and Airship AI Holdings, Inc., a Washington corporation (“Airship AI” or the “Company”) (as it may be amended and/or restated from time to time, the “Merger Agreement”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, following the Domestication to a Delaware corporation, the Merger Sub will merge with and into Airship AI (the “Merger”), after which Airship AI will be the surviving corporation (the “Surviving Corporation”) and a wholly-owned subsidiary of BYTS. The transactions contemplated by the Merger Agreement together with the other related agreements are referred to herein as the “Business Combination.” The time of the closing of the Business Combination is referred to herein as the “Closing.” The date of the Closing is referred to herein as the “Closing Date.” In connection with the Business Combination, BYTS will be renamed “Airship AI Holdings, Inc.” (“Airship Pubco”). The Merger will become effective upon the filing of the articles of merger with the Secretary of State of the State of Washington or at such later time as is agreed to by the parties to the Merger Agreement and specified in the articles of merger.

Pursuant to the Business Combination Agreement, BYTE will acquire Airship AI for a pre-money equity value of $225 million. In connection with the transaction, BYTE will issue 22.5 million newly issued shares to current shareholders of Airship AI. Equity holders of Airship AI as of the date of the business combination agreement may also receive the contingent right to receive up to 5 million additional shares, subject to Airship AI’s achievement of performance milestones. BYTE has executed non-redemption agreements totaling $7 million. The Company is expected to receive $2 million net of merger transaction expenses from the non-redemption agreements. There are no assurances that this transaction will close.

Liquidity, Going Concern and Management’s Plans

As reflected in the accompanying unaudited consolidated financial statements, as of and for the nine months ended September 30, 2023, the following conditions were noted that raise substantial doubt about the Company’s ability to continue as a going concern:

•	For the nine months ended September 30, 2023, incurred a net loss of $6,482,062 and utilized cash in operations of $2,524,039

•	Cash balance of $482,373

•	Stockholders’ deficit of $12,226,689

The Company incurred significant costs on research and development during 2020 to 2022 to develop the AI platform. The investment in product development has produced an industry leading technology and increased business opportunities during 2023.

During the year ended December 31, 2022, Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the nine months ended September 30, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of September 30, 2023.

Management’s Plan

Management implemented a multipart plan (“the Plan”) to return the Company to profitability and to alleviate any substantial doubt regarding the Company’s ability to continue as going concern for the next twelve months. The Plan consisted of the following:

Annual operating expenses were reduced from $13.1 million per year to the current run rate of $10.2 million per year, primarily resulting from the reduction in workforce. In addition, the Company exited its Redmond facility on September 30, 2023 at an annual savings of $350,000 per year.

The Company is experiencing growth from existing and new customers in order opportunities, including those from its AI product platform and those from long standing customers such as Federal Express. The Company also recently received purchase orders from various government agency customers totaling over $13 million from which the Company expects to start receiving cash in the fourth quarter of 2023. The Company also has a robust potential order pipeline that goes into 2024. Supply chain issues have been mostly resolved and product delivery time has been reduced by almost 50% over the prior few years. The improved supply chain situation allows the Company to convert orders more quickly to cash.

On June 22, 2023, the Company entered into a Senior Secured Convertible Promissory Note with Platinum Capital Partners Inc. and received $2 million. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. See Note 13 for discussion of additional $600,000 convertible promissory note entered into subsequent to September 30, 2023.

On June 27, 2023, the Company entered into a merger agreement with BYTE Acquisition Corp, (NASDAQ: BYTS) a special purpose acquisition corporation (“BYTE”). The Merger will become effective upon the filing of the articles of merger with the Secretary of State of the State of Washington or at such later time as is agreed to by the parties to the Merger Agreement and specified in the articles of merger. Upon completion of the merger agreement with BYTE, the Company will become a publicly traded company. BYTE has executed non-redemption agreements totaling $7 million. The Company is expected to receive $2 million net of merger transaction expenses from the non-redemption agreements.

Mr. Huang has committed to providing $2.5 million in additional temporary funding if it is necessary.

Based on the Company’s actions undertaken during 2023, the Company believes that the substantial doubt of the Company’s ability to continue as a going concern for 12 months from the date of issuance of these unaudited consolidated financial statements has been alleviated.

1. Organization

On March 7, 2023, the Company changed its name to Airship AI Holdings, Inc. from Super Simple AI, Inc. Airship AI Holdings, Inc. (the “Company” or “Airship”) is a holding company that executes business through its wholly owned subsidiary, Airship AI, Inc. Prior to the formation of Super Simple AI, Inc. in 2022, the Company operated as Airship AI, Inc. (formerly known as JDL Digital Systems, Inc.) Super Simple AI, Inc. was formed in January 2022 through a share exchange with JDL Digital System. JDL Digital Systems, Inc. was incorporated under the laws of the State of Washington on June 30, 2003.

The Company has historically enabled government and commercial customers, through a combination of hardware, software, including artificial intelligence (“AI”) and service offerings to manage existing and emerging physical security challenges through a secure single-pane-of-glass Common Operational Picture (COP), connecting a wide range of sensors and edge Internet of Things (“IoT”) devices across disparate networks, environments, and geographic locations to a single consolidated location.

The Company employed 48 employees as of December 31, 2022 and is headquartered in Redmond, WA and is supported by a growing team at our Customer Center of Excellence located in Charlotte, NC as of January 2021. The Company employed 15 research and development personnel in Taiwan as of December 31, 2022.

The Company’s products appeal to customers whose business operations are geographically diverse, providing essential goods and services, requiring physical security solutions that are tailored to their unique physical security requirements. Airship further appeals to customers who want to choose the right tool for the job (or tailor the tool to fit the job), rather than have to operate based on the tools that are commercially available to them.

The Company has historically promoted its goods and services through very select marketing and advertising channels, most of which are closed to the general public and or are limited in their focus to customers specifically looking for solutions in the physical security and video surveillance arena.

Our initial software application is now further evolving into an enterprise grade solution addressing a broadened data management lifecycle, starting at the edge. Edge Cloud Computing is being increasingly viewed as a key enabler and technology necessity.

During 2020, the Company’s two main owners started a new business, Zeppelin Worldwide, Inc. and its subsidiary, Zeppelin Taiwan, Ltd. (together “Zeppelin”). Zeppelin’s focus is on the development of cloud-based products. Zeppelin is considered a variable interest entity (VIE) and is consolidated with the Company (see Note 3). On February 28, 2023, the Founders transferred their interest in Zeppelin Worldwide, LLC and its subsidiary, Zeppelin Taiwan, Ltd. to the Company.

Liquidity, Going Concern and Management’s Plans

As reflected in the accompanying consolidated financial statements, as of and for the year ended December 31, 2022, the following conditions were noted that raise substantial doubt about the Company’s ability to continue as a going concern:

•	The Company incurred a fiscal year net loss of $487,493 and utilized cash in operations of $2,902,659.

•	Cash balance of $298,614.

•	Stockholders’ deficit of $8,358,411.

The Company spent significantly on research and development during 2020 to 2022 to develop the AI platform. The investment in product development has produced an industry leading technology and increased business opportunities during 2023.

During the year ended December 31, 2022, Mr. Huang and Mr. Xu, the Company’s founders and current executive officers, advanced the Company $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. Since December 31, 2022, Mr. Huang and Mr. Xu advanced the Company $1,150,000 and were repaid $200,000.

Management’s Plan

Management implemented a multipart plan (“the Plan”) to return the Company to profitability and to alleviate any substantial doubt regarding the Company’s ability to continue as going concern for the next twelve months. The Plan consisted of the following:

Operating expenses were reduced from $13.1 million per year to the current run rate of $10.2 million per year, primarily resulting from the reduction in workforce. In addition, the Company is exiting its Redmond facility by September 30, 2023 at an annual savings of $350,000 per year.

The Company is experiencing material growth from existing and new customers in order opportunities, including those from its AI product platform and those from long standing customers such as Federal Express. The Company expects to close substantial orders in the next 90 to 120 days to significantly improve its cash and liquidity position. The Company also has a robust potential order pipeline that goes into 2024. Supply chain issues have been mostly resolved and product delivery time has been reduced by almost 50% over the prior few years. The improved supply chain situation allows the Company to convert orders more quickly to cash.

On June 22, 2023, the Company entered into a Senior Secured convertible Promissory Note with Platinum Capital Partners Inc. and received $2 million. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. See Note 13.

On June 27, 2023, the Company entered into a merger agreement with BYTE Acquisition Corp, (NASDAQ: BYTS) a special purpose acquisition corporation (“BYTE”). The Merger will become effective upon the filing of the articles of merger with the Secretary of State of the State of Washington or at such later time as is agreed to by the parties to the Merger Agreement and specified in the articles of merger. Upon completion of the merger agreement with BYTE, the Company will become a publicly traded company. BYTE has executed non-redemption agreements totaling $7 million. The Company is expected to receive $2 million net of merger transaction expenses from the non-redemption agreements. See Note 13. There are no assurances that this transaction will close.

Mr. Huang has committed to providing $2.5 million in additional temporary funding if it is necessary.

Based on the Company’s actions undertaken during 2023, the Company believes that the substantial doubt of the Company’s ability to continue as a going concern for 12 months from the date of issuance of these consolidated financial statements has been alleviated.